Prepaid Expenses and Other Current Assets (Details) - USD ($)		12 Months Ended
		Jul. 31, 2026	Jul. 31, 2025
Prepaid Expenses and Other Current Assets [Line Items]
Outstanding prepaid expenses		$ 1,468,051
Prepaid expenses and other current assets		978,701
Other non-current assets		489,350
Loan to a third party	[1]	410,000	$ 410,000
Software Development Kit (“SDK”) [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Payments for Advance to Affiliate		$ 2,000,000
Fund Future Game Development Services [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Percentage of repayment interest		3.00%
Loan to a third party		$ 410,000

[1]	Loans to third parties include amounts advanced to a game developer under a $410,000 agreement to fund future game development services. The agreement originally expired on December 31, 2025 and was extended for one additional year through December 31, 2026. Amounts advanced may be applied against fees under separately agreed development contracts under the Group’s option. Unused balance is repayable upon expiration or termination in accordance with the agreement, after deducting agreed fees for services actually provided, if any. Amounts repaid carry interest at 3% per annum, compounded based on the actual period outstanding.